Commitments and Contingencies - Contingent Consideration Commitments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 152,750
2021	11,800
2022	5,900
2024	5,900
Anytime 12-month period from now until 2028	3,000
Total potential contingent consideration commitments	$ 179,350